Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
BORROWINGS
14	BORROWINGS

	Note	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
		RM	RM	Convenience Translation USD
Non-current liabilities
Hire purchase payables		171,382	234,939	57,853
Term loan		1,928,094	17,479,103	4,304,138
		2,099,476	17,714,042	4,361,991

Current liabilities
Bank overdraft		1,465,600	738,410	181,829
Hire purchase payables		78,618	181,549	44,705
Term loan		143,944	1,032,035	254,133
Trade financing		31,252,219	43,674,831	10,754,699
		32,940,381	45,626,825	11,235,366

Total borrowings
Bank overdraft	(a)	1,465,600	738,410	181,829
Hire purchase payables	(b)	250,000	416,488	102,558
Term loan	(a)	2,072,038	18,511,138	4,558,271
Trade financing	(a)	31,252,219	43,674,831	10,754,699
		35,039,857	63,340,867	15,597,357

(a) The following table sets out the carrying amount of the borrowings:

	Capacity	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	RM	Convenience Translation USD
Line of Credit
AmBank Islamic Bank – Domestic Recourse Factoring, at Base Financing Rate – 1%	10,000,000	3,692,949	6,686,298	1,646,466
AmBank Islamic Bank – Invoice Financing, at Base Financing Rate	45,000,000	19,502,322	24,073,870	5,928,065
AmBank Islamic Bank – Accepted Bills, at Islamic Interbank Discounting Rate + 1.50%	10,200,000	436,269	—	—
AmBank Islamic Bank – Overdraft, Base Financing Rate +1.0%	1,000,000	—	364,167	89,674
CIMB Islamic Bank – Invoice Financing, at Cost of Funds + 1.5%	10,000,000	6,257,673	7,980,612	1,965,184
CIMB Islamic Bank – Overdraft, at Base Financing Rate +0.5%	500,000	460,338	374,243	92,155
Maybank Islamic Bank – Invoice Financing, at Cost of Funds + 1.5%	5,000,000	1,363,007	4,934,051	1,214,984
Maybank Islamic Bank – Overdraft, at Base Financing Rate +1.0%	1,000,000	1,005,262	—	—
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1%	1,000,000	862,876	778,060	191,594
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1.75%	9,700,000	1,209,161	1,150,531	283,312
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 0.75%	22,000,000	—	16,582,547	4,083,365
	115,400,000	34,789,857	62,924,379	15,494,799

The Group entered into banking facilities with AmBank Islamic Bank and is secured by:

i)	Corporate guarantee from the Group;

ii)	Fixed deposits pledged by Founder Energy Sdn. Bhd.;

iii)	First legal charge over the escrow account, debt reserve account and sinking fund account; and

iv)	Insurance policy for the Directors of the Group.

The Group entered into a banking facility with Maybank Islamic Bank and is secured by:

i)	Corporate guarantee from the Group;

ii)	Fixed deposits pledged by Founder Energy Sdn. Bhd. and

iii)	Sinking fund pledged by Founder Energy Sdn. Bhd.

The Group entered into a banking facility with CIMB Islamic Bank and is secured by:

i)	Corporate guarantee from the Group;

ii)	Fixed deposits pledged by Founder Energy Sdn. Bhd.; and

iii)	Sinking fund account.

(b)	Hire purchase payable

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD
Minimum hire purchase payment
Not later than one (1) year	90,612	197,712	48,686
Later than one (1) year and not later than five (5) years	181,213	242,317	59,669
	271,825	440,029	108,355
Less: Future interest charges	(21,825	(23,541)	(5,797)
Present value of hire purchase payment	250,000	416,488	102,558

Repayable as follows:
Non-current liabilities	171,382	234,939	57,853
Current liabilities	78,618	181,549	44,705
	250,000	416,488	102,558

The hire purchase payables of the Group bears interest ranging from 4.44% to 5.52% (December 31, 2024: 2.91%) per annum and are secured by the Group’s motor vehicle under hire purchase arrangements.

(c)	The following table sets out the remaining maturities of the borrowings based on contractual undiscounted repayment obligations:

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD
Maturities
Within 1 year	32,940,381	45,626,825	11,235,366
1 - 5 years	930,524	15,263,709	3,758,609
More than 5 years	1,168,952	2,450,333	603,382
Total	35,039,857	63,340,867	15,597,357

The interest rate profile of the Group’s interest-bearing financial instruments based on their carrying amount as at the end of the reporting period are as follows based on their carrying amount as at the end of the reporting period are as follows:

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD
Fixed rate instrument
Hire purchase payables	250,000	416,488	102,558
Floating rate instrument
Bank borrowings	34,789,857	62,924,379	15,494,799
Total	35,039,857	63,340,867	15,597,357

Sensitivity analysis for variable rate instruments

Sensitivity analysis of interest rate for the floating rate instruments at the end of each reporting period, assuming all other variables remain constant, is as follows:

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
Effects of 50 basis point changes	RM	RM	Convenience Translation USD
Floating rate instrument
Bank borrowings	132,201	239,113	58,880

Sensitivity analysis for fixed rate instruments at the end of each reporting period is not presented as fixed rate instruments are not affected by changes in interest rates.